UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.9%
Information Technology - 34.7%
Communications Equipment - 10.7%
Ciena Corp. (a)	586,200	$19,819,422
Cisco Systems, Inc. (a)	741,870	19,021,547
Juniper Networks, Inc. (a)	726,410	20,063,444
QUALCOMM, Inc.	356,800	15,410,192
Research In Motion Ltd. (a)	325,730	39,618,540

		113,933,145

Computers & Peripherals - 4.9%
Apple, Inc. (a)	301,669	52,475,323

Electronic Equipment & Instruments - 4.3%
Amphenol Corp.-Class A	587,570	27,133,983
Dolby Laboratories, Inc.-Class A (a)	456,170	18,315,225

		45,449,208

Internet Software & Services - 5.6%
Google, Inc.-Class A (a)	94,170	54,080,889
VistaPrint Ltd. (a)	154,500	5,257,635

		59,338,524

IT Services - 1.0%
Iron Mountain, Inc. (a)	265,020	7,280,099
Visa, Inc.-Class A (a)	44,000	3,671,800

		10,951,899

Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	348,530	7,758,278
MEMC Electronic Materials, Inc. (a)	279,180	17,579,964
Nvidia Corp. (a)	543,605	11,171,083

		36,509,325

Software - 4.8%
Adobe Systems, Inc. (a)	585,580	21,836,278
Salesforce.com, Inc. (a)	320,000	21,353,600
VMware, Inc.-Class A (a)	108,700	7,243,768

		50,433,646

		369,091,070

Health Care - 21.7%
Biotechnology - 7.9%
Celgene Corp. (a)	452,790	28,136,371
Cepheid, Inc. (a)	83,100	1,626,267
Genentech, Inc. (a)	257,510	17,562,182
Gilead Sciences, Inc. (a)	709,540	36,725,790

		84,050,610

Health Care Equipment & Supplies - 6.7%
Alcon, Inc.	214,280	33,856,240
Baxter International, Inc.	140,400	8,749,728
Hologic, Inc. (a)	844,420	24,648,620
Intuitive Surgical, Inc. (a)	12,600	3,644,676

		70,899,264

Health Care Providers & Services - 3.5%
Aetna, Inc.	127,470	5,557,692
Medco Health Solutions, Inc. (a)	642,580	31,833,413

		37,391,105

Pharmaceuticals - 3.6%
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	817,610	38,247,796

		230,588,775

Industrials - 13.8%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	96,000	5,702,400

Construction & Engineering - 5.3%
Fluor Corp.	127,340	19,466,466
Jacobs Engineering Group, Inc. (a)	429,780	37,102,907

		56,569,373

Electrical Equipment - 4.2%
Ametek, Inc.	505,520	24,527,830
Baldor Electric Co.	141,480	4,583,952
Emerson Electric Co.	289,750	15,142,335

		44,254,117

Machinery - 3.8%
Danaher Corp.	263,870	20,587,138
Deere & Co.	234,460	19,711,052

		40,298,190

		146,824,080

Financials - 9.5%
Capital Markets - 4.7%
The Charles Schwab Corp.	507,050	10,952,280
The Goldman Sachs Group, Inc.	107,810	20,631,600
Greenhill & Co., Inc.	165,250	10,749,512
Lehman Brothers Holdings, Inc.	160,300	7,091,672

		49,425,064

Diversified Financial Services - 4.8%
CME Group, Inc.-Class A	49,141	22,479,551
JP Morgan Chase & Co.	606,140	28,882,571

		51,362,122

		100,787,186

Energy - 8.5%
Energy Equipment & Services - 8.5%
Cameron International Corp. (a)	750,560	36,950,069
FMC Technologies, Inc. (a)	176,900	11,887,680
Schlumberger Ltd.	418,960	42,126,428

		90,964,177

Consumer Discretionary - 8.4%
Diversified Consumer Services - 1.1%
Strayer Education, Inc.	64,780	12,028,998

Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc.-Class A (a)	82,090	8,055,492

Household Durables - 1.4%
NVR, Inc. (a)	16,100	9,877,350
Ryland Group, Inc.	58,600	1,874,028
Toll Brothers, Inc. (a)	127,000	2,875,280

		14,626,658

Specialty Retail - 3.0%
Dick’s Sporting Goods, Inc. (a)	781,100	22,339,460
J Crew Group, Inc. (a)	192,600	9,148,500

		31,487,960

Textiles Apparel & Luxury Goods - 2.2%
Coach, Inc. (a)	220,110	7,829,313
Nike, Inc.-Class B	159,930	10,683,324
Under Armour, Inc.-Class A (a)	140,140	4,670,866

		23,183,503

		89,382,611

Materials - 1.9%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	58,230	5,731,579
Monsanto Co.	122,960	14,019,899

		19,751,478

Consumer Staples - 1.0%
Beverages - 1.0%
The Coca-Cola Co.	178,500	10,508,295

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Time Warner Telecom, Inc.-Class A (a)	222,100	4,353,160

Total Common Stocks (cost $892,244,288)		1,062,250,832

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $1,297,879)	1,297,879	1,297,879

Total Investments - 100.0% (cost $893,542,167)		1,063,548,711
Other assets less liabilities - 0.0%		(330,089)

Net Assets - 100.0%		$1,063,218,622

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

Exhibit No.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: June 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: June 23, 2008